Net (Loss)/Profit per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share
Net (Loss)/Profit per Share
18. Net (Loss)/Profit per Share
For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including share options, RSUs granted, and ordinary shares issuable upon the conversion of the convertible senior notes, where applicable. As the Group incurred losses for the years ended December 31, 2023 and 2024, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share. For the calculation of diluted net profit per share for the year ended December 31, 2025, net profit attributable to ordinary shareholders for basic net profit per share is adjusted by the effect of dilutive ordinary shares, including share options and RSUs granted, under the treasury stock method and convertible senior notes under the if-converted
method.
For the year ended December 31, 2023, the incremental shares from shar
e
options, RSUs and the assumed conversion of the convertible senior notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 1,271,196 shares, 56,329 shares and
30,467,211
shares, respectively.
For the year ended December 31, 2024, the incremental s
ha
res from share options, RSUs and the assumed conversion of the convertible senior notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 828,336 shares, 2,096,485 shares and
8,432,613
shares, respectively.
For the year ended December 31, 2025, share options and RSUs that were anti-dilutive and excluded from the computation of diluted net profit per share totaled approximately 1.2 million shares and 2.0 million shares, respectively.

The following table sets forth the computation of basic and diluted net (loss)/profit per share for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands, except for share and per share data
Numerator:
Net (loss)/profit	(4,811,713)	(1,363,651)	1,190,941
Net (income)/loss attributable to noncontrolling interests	(10,608)	16,851	2,590
Dilution impact of the convertible senior notes	—	—	21,250

Net (loss)/profit attributable to Bilibili Inc.’s shareholders for basic/dilutive net (loss)/profit per share calculation	(4,822,321)	(1,346,800)	1,214,781

Denominator:
Weighted average number of ordinary shares outstanding, basic	413,210,271	416,470,256	418,913,625
Dilutive share options and RSUs	—	—	7,110,797
Convertible senior notes	—	—	18,002,377
Weighted average number of ordinary shares outstanding, diluted	413,210,271	416,470,256	444,026,799
Net (loss)/profit per share, basic	(11.67)	(3.23)	2.85
Net (loss)/profit per share, diluted	(11.67)	(3.23)	2.74